Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Number of Potential Shares of Common Stock
The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	Year ended June 30,
	2026	2025
Options	167,021	61,410
Warrants	581,512	2,588,847

	748,533	2,650,257

Schedule of Property, Equipment and ROU Assets
Property, equipment and ROU assets consisted of the following:

	June 30, 2026	June 30, 2025
	$	$
Right-of-Use Assets (leases)	400,353	1,901,468
Equipment	410,335	429,091

Property and equipment	810,688	2,330,559
Less: accumulated depreciation and amortization	(373,290)	(1,338,360)
Less: loss on disposal of equipment	(7,136)	—
Less: impairment of equipment	(189,225)	—
Less: held for sale equipment	(20,000)	—

Property, equipment and ROU assets, net	221,037	992,199